CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim BRIC ETF
Guggenheim Insider Sentiment ETF
Guggenheim Multi-Asset Income ETF
Guggenheim S&P Global Dividend Opportunities Index ETF
Guggenheim Spin-Off ETF
Wilshire US REIT ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Canadian Energy Income ETF
Guggenheim China Small Cap ETF
Guggenheim China Technology ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Timber ETF
Guggenheim Solar ETF

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for each of the above listed Funds:

Effective immediately, Aasim Merchant no longer serves as a portfolio manager for the above listed Funds. Accordingly, all references to Aasim Merchant are hereby deleted.

Claymore Exchange-Traded Fund Trust
227 W. Monroe Street
Chicago, Illinois 60606

Claymore Exchange-Traded Fund Trust 2
227 W. Monroe Street
Chicago, Illinois 60606

 Please Retain This Supplement for Future Reference

April 25, 2014	ETFCLO-SUP6